Basis of Preparation and Presentation of Consolidated Financial Statements and Significant Accounting Policies	12 Months Ended
Apr. 30, 2022
Text Block [Abstract]
Basis of Preparation and Presentation of Consolidated Financial Statements and Significant Accounting Policies
4.	BASIS OF PREPARATION AND PRESENTATION OF CONSOLIDATED FINANCIAL STATEMENTS AND SIGNIFICANT ACCOUNTING POLICIES

4.1	Basis of preparation of consolidated financial statements
Through the Reorganization, the Company became the holding company of the contributed businesses now comprising the Group, which were under the common control of the controlling shareholder before and after the Reorganization. Accordingly, the financial statements were prepared on a consolidated basis by applying the principles of the pooling of interest method as if the Reorganization had been completed at the beginning of the reporting period for the year ended April 30, 2020.
The consolidated statement of profit or loss and other comprehensive income, consolidated statements of changes in equity and consolidated statement of cash flows for the year ended April 30, 2020 include the results, changes in equity and cash flows of the companies comprising the Group as if the Company had always been the holding company of the Group and the current group structure had been in existence throughout year ended April 30, 2020, or since their respective dates of incorporation, where this is a shorter period.
The consolidated financial statements have been prepared in accordance with IFRSs issued by the
IASB.
The directors of the Company have, at the time of approving the consolidated financial statements, a reasonable expectation that the Group has adequate resources to continue in operational existence for the foreseeable future. Thus they continue to adopt the going concern basis of accounting in preparing the consolidated financial statements.

The consolidated financial statements have been prepared on the historical cost basis except for certain financial instruments that are measured at fair values at the end of each reporting period, as explained in the accounting policies set out below.

4.2	Significant accounting policies

(a)	Basis of consolidation
The consolidated financial statements incorporate the financial statements of the Company and entities controlled by the Company and its subsidiaries. Control is achieved when the Company:

•	has power over the investee;

•	is exposed, or has rights, to variable returns from its involvement with the investee; and

•	has the ability to use its power to affect its returns.
The Group reassesses whether or not it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements of control listed above.
Consolidation of a subsidiary begins when the Group obtains control over the subsidiary and ceases when the Group loses control of the subsidiary. Specifically, income and expenses of a subsidiary acquired or disposed of during the reporting period are included in the consolidated statements of profit or loss and other comprehensive income from the date the Group gains control until the date when the Group ceases to control the subsidiary.
Profit or loss and each item of other comprehensive income are attributed to the owners of the Company and to the non-controlling
interests shareholders. Total comprehensive income of subsidiaries is attributed to the owners of the Company and to the non-controlling
interests even if this results in the
non-controlling
interests having a deficit balance.
When necessary, adjustments are made to the financial statements of subsidiaries to bring their accounting policies in line with the Group’s accounting policies.
All intragroup assets and liabilities, equity, income, expenses and cash flows relating to transactions between members of the Group are eliminated in full on consolidation.
Non-controlling
interests in subsidiaries are presented separately from the Group’s equity therein, which represent present ownership interests entitling their holders to a proportionate share of net assets of the relevant subsidiaries upon liquidation.
Changes in the Group’s interests in existing subsidiaries
Changes in the Group’s interests in subsidiaries that do not result in the Group losing control over the subsidiaries are accounted for as equity transactions. The carrying amounts of the Group’s relevant components of equity and the non-controlling
interests are adjusted to reflect the changes in their relative interests in the subsidiaries.

Any difference between the amount by which the
non-controlling
interests are adjusted, and the fair value of the consideration paid or received is recognized directly in equity and attributed to owners of the Company.

(b)	Business combinations or asset acquisitions
Optional concentration test
The Group can elect to apply an optional concentration test, on a transaction-by-transaction
basis, that permits a simplified assessment of whether an acquired set of activities and assets is not a business. The concentration test is met if substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or group of similar identifiable assets. The gross assets under assessment exclude cash and cash equivalents, deferred tax assets, and goodwill resulting from the effects of deferred tax liabilities. If the concentration test is met, the set of activities and assets is determined not to be a business and no further assessment is needed.
Asset acquisitions
When the Group acquires a group of assets and liabilities that do not constitute a business, the Group identifies and recognizes the individual identifiable assets acquired and liabilities assumed by allocating the purchase price first to financial assets/financial liabilities at the respective fair values, the remaining balance of the purchase price is then allocated to the other identifiable assets and liabilities on the basis of their relative fair values at the date of purchase. Such a transaction does not give rise to goodwill or bargain purchase gain.
Business combinations
Acquisitions of businesses, other than business combination under common control, are accounted for using the acquisition method. The consideration transferred in a business combination is measured at fair value, which is calculated as the sum of the acquisition date fair values of the assets transferred by the Group, liabilities incurred by the Group to the former owners of the acquiree and the equity interests issued by the Group in exchange for control of the acquiree. Acquisition-related costs are generally recognized in profit or loss as incurred.
Except for certain recognition exemptions, the identifiable assets acquired and liabilities assumed must meet the definitions of an asset and a liability in the International Accounting Standards Committee’s
Framework for the Preparation and Presentation of Financial Statements
(replaced by the
Conceptual Framework for Financial Reporting
issued in September 2010).

At the acquisition date, the identifiable assets acquired and the liabilities assumed are recognized at their fair value, except that:

•
deferred tax assets or liabilities, and assets or liabilities related to employee benefit arrangements are recognized and measured in accordance with IAS 12
Income Taxes
and IAS 19
Employee Benefits
respectively;

•
liabilities or equity instruments related to share-based payment arrangements of the acquiree or share-based payment arrangements of the Group entered into to replace share-based payment arrangements of the acquiree are measured in accordance with IFRS 2
Share-based Payment
at the acquisition date (see the accounting policy below);

•
assets (or disposal groups) that are classified as held for sale in accordance with IFRS 5
Non-current
Assets Held for Sale and Discontinued Operations
are measured in accordance with that standard; and

•
lease liabilities are recognized and measured at the present value of the remaining lease payments (as defined in IFRS 16
Leases
) as if the acquired leases were new leases at the acquisition date, except for leases for which (a) the lease term ends within 12 months of the acquisition date; or (b) underlying asset is of low value.
Right-of-use
assets are recognized and measured at the same amount as the relevant lease liabilities, adjusted to reflect favorable or unfavorable terms of the lease when compared with market terms.

Goodwill is measured as the excess of the sum of the consideration transferred, the amount of any non-controlling
interests in the acquiree, and the fair value of the acquirer’s previously held equity interest in the acquiree (if any) over the net amount of the identifiable assets acquired and the liabilities assumed as at acquisition date. If, after re-assessment,
the net amount of the identifiable assets acquired and liabilities assumed exceeds the sum of the consideration transferred, the amount of any non-controlling
interests in the acquiree and the fair value of the acquirer’s previously held interest in the acquiree (if any), the excess is recognized immediately in profit or loss as a bargain purchase gain.

Non-controlling
interests that are present ownership interests and entitle their holders to a proportionate share of the relevant subsidiary’s net assets in the event of liquidation are initially measured at the non-controlling
interests’ proportionate share of the recognized amounts of the acquiree’s identifiable net assets or at fair value. The choice of measurement basis is made on a transaction-by-transaction basis.
If the initial accounting for a business combination is incomplete by the end of the reporting period in which the combination occurs, the Group reports provisional amounts for the items for which the accounting is incomplete. Those provisional amounts are adjusted retrospectively during the measurement period, and additional assets or liabilities are recognized, to reflect new information obtained about facts and circumstances that existed at the acquisition date that, if known, would have affected the amounts recognized at that date.

(c)	Goodwill
Goodwill arising on an acquisition of a business is carried at cost as established at the date of acquisition of the business (see the accounting policy above) less accumulated impairment losses, if any.
For the purposes of impairment testing, goodwill is allocated to each of the Group’s cash-generating units (or group of cash-generating units) that is expected to benefit from the synergies of the combination, which represent the lowest level at which the goodwill is monitored for internal management purposes and not larger than an operating segment.
A cash-generating unit (or group of cash-generating units) to which goodwill has been allocated is tested for impairment annually or more frequently when there is indication that the unit may be impaired. For goodwill arising on an acquisition in a reporting period, the cash-generating unit (or group of cash- generating units) to which goodwill has been allocated is tested for impairment before the end of that reporting period. If the recoverable amount is less than its carrying amount, the impairment loss is allocated first to reduce the carrying amount of any goodwill and then to the other assets on a pro-rata
basis based on the carrying amount of each asset in the unit (or group of cash-generating units).
On disposal of the relevant cash-generating unit or any of the cash-generating unit within the group of cash-generating units, the attributable amount of goodwill is included in the determination of the amount of profit or loss on disposal. When the Group disposes of an operation within the cash-generating unit (or a cash-generating unit within a group of cash-generating units), the amount of goodwill disposed of is measured on the basis of the relative values of the operation (or the cash-generating unit) disposed of and the portion of the cash-generating unit (or the group of cash-generating units) retained.

(d)	Fair value measurement
The Group measures its derivative financial instruments, movie income right investments and equity investment at FVTPL at the end of each reporting period. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, regardless of whether that price is directly observable or estimated using another valuation technique. In estimating the fair value of an asset or a liability, the Group takes into account the characteristics of the asset or liability if market participants would take those characteristics into account when pricing the asset or liability at the measurement date.
For financial instruments which are transacted at fair value and a valuation technique that unobservable inputs are to be used to measure fair value in subsequent periods, the valuation technique is calibrated so that at initial recognition the results of the valuation technique equals the transaction price.
In addition, for financial reporting purposes, fair value measurements are categorized into Level 1, 2 or 3 based on the degree to which the inputs to the fair value measurements are observable and the significance of the inputs to the fair value measurement in its entirety, which are described as follows:

•	Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the entity can access at the measurement date;

•	Level 2 inputs are inputs other than quoted prices included within Level 1, that are observable for the asset or liability, either directly or indirectly; and

•	Level 3 inputs are unobservable inputs for the asset or liability.
For assets and liabilities that are recognized at fair value in the consolidated financial statements on a recurring basis, the Group determines whether transfers have occurred between levels in the hierarchy by reassessing categorization (based on the lowest level input that is significant to the fair value measurement as a whole) at the end of each reporting period.

(e)	Revenue from contracts with customers
Revenue are derived from the commissions and fees from the insurance brokerage services and membership fee from the SpiderNet ecosystem solutions services.
Insurance brokerage services
The Group earns commission income by facilitating the arrangement between insurance company partners and individuals/businesses. The service promised to the customer is placement of an effective insurance or reinsurance policy. Commission revenue is usually a percentage of the premium paid by the insured and generally depend upon the type of insurance or reinsurance policy and the insurance company partner. Revenue is recognized at a point in time upon execution and effectiveness of insurance contracts. The Group allows a credit period up to 15 days to its customers.

SpiderNet ecosystem solutions services
The Group
provides its corporate clients exclusive access to the AMTD SpiderNet ecosystem for a fixed membership fee negotiated on case by case basis and agreed upon entering the contract with each customer based on the level of annual fee including the depth of cooperation and relationship, expected spectrum of services required, expected near term and long-term benefits from participating in the SpiderNet ecosystem, and the relative bargaining power of respective customers taking into consideration the reputation, stage of growth, future revenue potential from other services which can be rendered, and other factors, under the SpiderNet Ecosystem Solutions Services segment, which provides its members networking opportunities with prestigious corporate members, prominent business executives and partners. Contract terms of contracts entered during the years ended April 30, 2020, 2021 and 2022 generally ranged from 1 to 3 years with a weighted average contract terms of 20.1 months, 24.3 months an
d

25.5
months, respectively. Revenue from such service is recognized over time as the customers simultaneously receive and consume the service provided by the Group. The Group may require customers to provide partial upfront payments of total service fees. Upfront payment is due immediately at the point the customer entered into the service contracts. The remaining payments will be settled according to the payment schedules stated in the service contracts. The Group may allow a credit period ranging fr
o
m 0 to 90 days to its customers for the demand note issued in accordance with the payment schedules. When the Group receives an upfront payment, this will give rise to contract liabilities at the time of the initial sales transaction for which revenue is recognized over the membership service period.
Digital media, content, and marketing services
The Group provides digital media, content, and marketing services to its customers on its multimedia channels. The Group recognizes revenues of the digital media, content, and marketing services over the contract term during which the content is displayed.
A contract liability represents the Group’s obligation to transfer services to a customer for which the Group has received consideration (or an amount of consideration is due) from the customer.

(f)	Foreign currencies
In preparing the financial statements of each individual group entity, transactions in currencies other than the functional currency of that entity (foreign currencies) are recognized at the rates of exchanges prevailing on the dates of the transactions. At the end of each reporting period, monetary items denominated in foreign currencies are retranslated at the rates prevailing at that date.
Non-monetary
items that are measured in terms of historical cost in a foreign currency are not retranslated.

Exchange differences arising on the settlement of monetary items, and on the retranslation of monetary items, are recognized in profit or loss in the period in which they arise.
For the purposes of presenting the consolidated financial statements, the assets and liabilities of the Group’s operations are translated into the presentation currency of the Group (i.e. HK$) using exchange rates prevailing at the end of each reporting period. Income and expenses items are translated at the average exchange rates for the period, unless exchange rates fluctuate significantly during that period, in which case the exchange rates at the date of transactions are used. Exchange differences arising, if any, are recognized in other comprehensive income and accumulated in equity under the heading of exchange reserve (attributed to non-controlling
interests as appropriate).
On the disposal of a foreign operation (that is, a disposal of the Group’s entire interest in a foreign operation, or a disposal involving loss of control over a subsidiary that includes a foreign operation), all of the exchange differences accumulated in equity in respect of that operation attributable to the owners of the Company are reclassified to profit or loss.

(g)	Employee benefits
Retirement benefit costs
Payments to defined contribution retirement benefit plans are recognized as an expense when employees have rendered service entitling them to the contributions.
Short-term employee benefits
Short-term employee benefits are recognized at the undiscounted amount of the benefits expected to be paid as and when employees rendered the services. All short-term employee benefits are recognized as an expense unless another IFRS requires or permits the inclusion of the benefit in the cost of an asset.
A liability is recognized for benefits accruing to employees (such as wages and salaries and annual leave) after deducting any amount already paid.

(h)	Government grants
Government grants are not recognized until there is reasonable assurance that the Group will comply with the conditions attaching to them and the grants will be received.
Government grants are recognized in profit or loss on a systematic basis over the periods in which the Group recognizes as expenses the related costs for which the grants are intended to compensate.
Government grants related to income that are receivable as compensation for expenses or losses already incurred or for the purpose of giving immediate financial support to the Group with no future related costs are recognized in profit or loss in the period in which they become receivable. Such grants are presented under other income.

(i)	Share-based payments
Equity-settled share-based payments transactions
Restricted ordinary shares granted to employees
Equity-settled share-based payments to employees are measured at the fair value of the equity instruments at the grant date.
The fair value of the equity-settled share-based payments determined at the grant date without taking into consideration all non-market
vesting conditions is expensed on a straight-line basis over the vesting period.
When the restricted ordinary shares are vested, the amount previously recognized in share-based payment reserve will be transferred to share premium.

(j)	Property, plant and equipment
Property, plant and equipment are tangible assets that are held for use in the production or supply of goods or services, or for administrative purposes. Property, plant and equipment are stated in the consolidated statements of financial position at cost less subsequent accumulated depreciation and subsequent accumulated impairment losses, if any.
Depreciation is recognized so as to write off the cost of assets less their residual values over their estimated useful lives, using the straight-line method. The estimated useful lives, residual values and depreciation method are reviewed at the end of each reporting period, with the effect of any changes in estimate accounted for on a prospective basis.
An item of property, plant and equipment is derecognized upon disposal or when no future economic benefits are expected to arise from the continued use of the asset. Any gain or loss arising on the disposal or retirement of an item of property, plant and equipment is determined as the difference between the sales proceeds and the carrying amount of the asset and is recognized in profit or loss.

(k)	Intangible assets
Intangible assets acquired separately
Intangible assets with finite useful lives that are acquired separately are carried at costs less accumulated amortization and any accumulated impairment losses. Amortization for intangible assets with finite useful lives is recognized on a straight-line basis over their estimated useful lives. The estimated useful life and amortization method are reviewed at the end of each reporting period, with the effect of any changes in estimate being accounted for on a prospective basis. Intangible assets with indefinite useful lives that are acquired separately are carried at cost less any subsequent accumulated impairment losses.
Intangible asset acquired in a business combination
Intangible asset acquired in a business combination are recognized separately from goodwill and are initially recognized at their fair value at the acquisition date (which is regarded as their cost).
Subsequent to initial recognition, intangible asset acquired in a business combination with finite useful lives are reported at costs less accumulated amortization and any accumulated impairment losses. Amortization for intangible asset with finite useful lives is recognized on a straight-line basis over their estimated useful lives. The estimated useful life and amortization method are reviewed at the end of each reporting period, with the effect of any changes in estimate being accounted for on a prospective basis.
An intangible asset is derecognized on disposal, or when no future economic benefits are expected from use or disposal. Gains and losses arising from derecognition of an intangible asset, measured as the difference between the net disposal proceeds and the carrying amount of the asset, are recognized in profit or loss when the asset is derecognized.

(l)	Impairment on property, plant and equipment and intangible assets other than goodwill
At the end of the reporting period, the Group reviews the carrying amounts of its property, plant and equipment and intangible assets with finite useful lives to determine whether there is any indication that these assets have suffered an impairment loss. If any such indication exists, the recoverable amount of the relevant asset is estimated in order to determine the extent of the impairment loss (if any).
The recoverable amount of property, plant and equipment and intangible assets are estimated individually. When it is not possible to estimate the recoverable amount individually, the Group estimates the recoverable amount of the cash-generating unit to which the asset belongs.
In testing a cash-generating unit for impairment, corporate assets are allocated to the relevant cash-generating unit when a reasonable and consistent basis of allocation can be established, or otherwise they are allocated to the smallest group of cash generating units for which a reasonable and consistent allocation basis can be established. The recoverable amount is determined for the cash-generating unit or group of cash-generating units to which the corporate asset belongs, and is compared with the carrying amount of the relevant cash-generating unit or group of cash-generating units.
Recoverable amount is the higher of fair value less costs of disposal and value in use. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax
discount rate that reflects current market assessments of the time value of money and the risks specific to the asset (or a cash-generating unit) for which the estimates of future cash flows have not been adjusted.
If the recoverable amount of an asset (or a cash-generating unit) is estimated to be less than its carrying amount, the carrying amount of the asset (or a cash-generating unit) is reduced to its recoverable amount. For corporate assets or portion of corporate assets which cannot be allocated on a reasonable and consistent basis to a cash-generating unit, the Group compares the carrying amount of a group of cash-generating units, including the carrying amounts of the corporate assets or portion of corporate assets allocated to that group of cash-generating units, with the recoverable amount of the group of cash-generating units. In allocating the impairment loss, the impairment loss is allocated first to reduce the carrying amount of any goodwill (if applicable) and then to the other assets on a pro-rata
basis based on the carrying amount of each asset in the unit or the group of cash-generating units. The carrying amount of an asset is not reduced below the highest of its fair value less costs of disposal (if measurable), its value in use (if determinable) and zero. The amount of the impairment loss that would otherwise have been allocated to the asset is allocated pro rata to the other assets of the unit or the group of cash-generating units. An impairment loss is recognized immediately in profit or loss.
Where an impairment loss subsequently reverses, the carrying amount of the asset (or cash-generating unit or a group of cash-generating units) is increased to the revised estimate of its recoverable amount, but so that the increased carrying amount does not exceed the carrying amount that would have been determined had no impairment loss been recognized for the asset (or a cash-generating unit or a group of cash-generating units) in prior years. A reversal of an impairment loss is recognized immediately in profit or loss.

(m)	Taxation
Income tax expense represents the sum of the tax currently payable and deferred tax.
The tax currently payable is based on taxable profit for the year. Taxable profit differs from profit before tax because of income or expense that are taxable or deductible in other years and items that are never taxable or deductible. The Group’s liability for current tax is calculated using tax rates that have been enacted or substantively enacted by the end of each reporting period.
Deferred tax is recognized on temporary differences between the carrying amounts of assets and liabilities in the consolidated financial statements and the corresponding tax bases used in the computation of taxable profit. Deferred tax liabilities are generally recognized for all taxable temporary differences. Deferred tax assets are generally recognized for all deductible temporary differences to the extent that it is probable that taxable profits will be available against which those deductible temporary differences can be utilized. Such deferred tax assets and liabilities are not recognized if the temporary difference arises from the initial recognition (other than in a business combination) of assets and liabilities in a transaction that affects neither the taxable profit nor the accounting profit. In addition, deferred tax liabilities are not recognized if the temporary difference arises from the initial recognition of goodwill.
Deferred tax liabilities are recognized for taxable temporary differences associated with investments in subsidiaries, except where the Group is able to control the reversal of the temporary difference and it is probable that the temporary difference will not reverse in the foreseeable future. Deferred tax assets arising from deductible temporary differences associated with such investments are only recognized to the extent that it is probable that there will be sufficient taxable profits against which to utilize the benefits of the temporary differences and they are expected to reverse in the foreseeable future.
The carrying amount of deferred tax assets is reviewed at the end of each reporting period and reduced to the extent that it is no longer probable that sufficient taxable profits will be available to allow all or part of the asset to be recovered.
Deferred tax assets and liabilities are measured at the tax rates that are expected to apply in the period in which the liability is settled or the asset is realized, based on tax rate (and tax laws) that have been enacted or substantively enacted by the end of the reporting period.
The measurement of deferred tax liabilities and assets reflects the tax consequences that would follow from the manner in which the Group expects, at the end of each reporting period, to recover or settle the carrying amount of its assets and liabilities.
Deferred tax assets and liabilities are offset when there is a legally enforceable right to set off current tax assets against current tax liabilities and when they relate to income taxes levied to the same taxable entity by the same taxation authority.
Current and deferred tax are recognized in profit or loss.

(n)	Financial instruments
Financial assets and financial liabilities are recognized when a group entity becomes a party to the contractual provisions of the instrument. All purchases or sales of financial assets are recognized and derecognized on a trade date basis. Regular way purchases or sales are purchases or sales of financial assets that require delivery of assets within the time frame established by regulation or convention in the market place.
Financial assets and financial liabilities are initially measured at fair value except for accounts receivable arising from contracts with customers which are initially measured in accordance with IFRS 15
Revenue from Contracts with Customers
. Transaction costs that are directly attributable to the acquisition or issue of financial assets and financial liabilities (other than financial assets or financial liabilities at FVTPL) are added to or deducted from the fair value of the financial assets or financial liabilities, as appropriate, on initial recognition. Transaction costs directly attributable to the acquisition of financial assets or financial liabilities at FVTPL are recognized immediately in profit or loss.
The effective interest method is a method of calculating the amortized cost of a financial asset or financial liability and of allocating interest income and interest expense over the relevant period. The effective interest rate is the rate that exactly discounts estimated future cash receipts and payments (including all fees and points paid or received that form an integral part of the effective interest rate, transaction costs and other premiums or discounts) through the expected life of the financial asset or financial liability, or, where appropriate, a shorter period, to the net carrying amount on initial recognition.
Financial assets
The Group’s financial assets consist of cash and cash equivalents, fiduciary bank balances, accounts and other receivables, amounts due from AMTD Group and fellow subsidiaries, and financial assets at FVTPL.
Classification and subsequent measurement of financial assets
Financial assets that meet the following conditions are subsequently measured at amortized cost:

•	the financial asset is held within a business model whose objective is to collect contractual cash flows; and

•	the contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.
Financial assets that meet the following conditions are subsequently measured at fair value through other comprehensive income (“FVTOCI”):

•	the financial asset is held within a business model whose objective is achieved by both selling and collecting contractual cash flows; and

•	the contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.
All other financial assets are subsequently measured at FVTPL.
A financial asset is held for trading if:

•	it has been acquired principally for the purpose of selling in the near term; or

•	on initial recognition it is a part of a portfolio of identified financial instruments that the Group manages together and has a recent actual pattern of short-term profit-taking; or

•	it is a derivative that is not designated and effective as a hedging instrument.
In addition, the Group may irrevocably designate a financial asset that are required to be measured at the amortized cost or FVTOCI as measured at FVTPL if doing so eliminates or significantly reduces an accounting mismatch.

(i)	Amortized cost and interest income
Interest income is recognized using the effective interest method for financial assets measured subsequently at amortized cost. Interest income is calculated by applying the effective interest rate to the gross carrying amount of a financial asset, except for financial assets that have subsequently become credit-impaired. For financial assets that have subsequently become credit-impaired, interest income is recognized by applying the effective interest rate to the amortized cost of the financial asset from the next reporting period. If the credit risk on the credit-impaired financial instrument improves so that the financial asset is no longer credit-impaired, interest income is recognized by applying the effective interest rate to the gross carrying amount of the financial asset from the beginning of the reporting period following the determination that the asset is no longer credit-impaired.

(ii)	Financial assets at FVTPL
Financial assets that do not meet the criteria for being measured at amortized cost or FVTOCI are measured at FVTPL.
Financial assets at FVTPL are measured at fair value at the end of each reporting period, with any fair value gains or losses recognized in profit or loss. The net gain or loss recognized in profit or loss includes any dividend or interest earned on the financial asset and is included in the “changes in fair value on financial assets measured at fair value through profit or loss” line item.
Impairment of financial assets
The Group performs impairment assessment under expected credit loss (“ECL”) model on financial assets (including accounts receivable, other receivables, amounts due from AMTD Group and fellow subsidiaries, fiduciary bank balances and bank balances) which are subject to impairment assessment under IFRS 9
Financial Instruments
. The amount of ECL is updated at each reporting date to reflect changes in credit risk since initial recognition.
Lifetime ECL represents the ECL that will result from all possible default events over the expected life of the relevant instrument. In contrast,
12-month
ECL (“12m ECL”) represents the portion of lifetime ECL that is expected to result from default events that are possible within 12 months after the reporting date. Assessments are done based on the Group’s historical credit loss experience, adjusted for factors that are specific to the debtors, general economic conditions and an assessment of both the current conditions at the reporting date as well as the forecast of future conditions.
The Group always recognizes lifetime ECL for accounts receivable.
For all other instruments, the Group measures the loss allowance equal to 12m ECL, unless there has been a significant increase in credit risk since initial recognition, in which case the Group recognizes lifetime ECL. The assessment of whether lifetime ECL should be recognized is based on significant increases in the likelihood or risk of a default occurring since initial recognition.
(i)	Significant increase in credit risk
In assessing whether the credit risk has increased significantly since initial recognition, the Group compares the risk of a default occurring on the financial instrument as at the reporting date with the risk of a default occurring on the financial instrument as at the date of initial recognition. In making this assessment, the Group considers both quantitative and qualitative information that is reasonable and supportable, including historical experience and forward-looking information that is available without undue cost or effort.
In particular, the following information is taken into account when assessing whether credit risk has increased significantly:

•	an actual or expected significant deterioration in the financial instrument’s external (if available) or internal credit rating;

•	significant deterioration in external market indicators of credit risk, e.g. a significant increase in the credit spread, the credit default swap prices for the debtor;

•	existing or forecast adverse changes in business, financial or economic conditions that are expected to cause a significant decrease in the debtor’s ability to meet its debt obligations;

•	an actual or expected significant deterioration in the operating results of the debtor;

•
an actual or expected significant adverse change in the regulatory, economic, or technological environment of the debtor that results in a significant decrease in the debtor’s ability to meet its debt obligations.

Irrespective of the outcome of the above assessment, the Group presumes that the credit risk has increased significantly since initial recognition when contractual payments are more than 30 days past due, unless the Group has reasonable and supportable information that demonstrates otherwise.
Despite the aforegoing, the Group assumes that the credit risk on a debt instrument has not increased significantly since initial recognition if the debt instrument is determined to have low credit risk at the reporting date. A debt instrument is determined to have low credit risk if (i) it has a low risk of default, (ii) the borrower has a strong capacity to meet its contractual cash flow obligations in the near term and (iii) adverse changes in economic and business conditions in the longer term may, but will not necessarily, reduce the ability of the borrower to fulfill its contractual cash flow obligations. The Group considers a debt instrument to have low credit risk when it has an internal or external credit rating of “investment grade” as per globally understood definitions.
The Group regularly monitors the effectiveness of the criteria used to identify whether there has been a significant increase in credit risk and revises them as appropriate to ensure that the criteria are capable of identifying significant increase in credit risk before the amount becomes past due.

(ii)	Definition of default
For internal credit risk management, the Group considers an event of default occurs when information developed internally or obtained from external sources indicates that the debtor is unlikely to pay its creditors, including the Group, in full (without taking into account any collaterals held by the Group).
Irrespective of the above, the Group considers that default has occurred when a financial asset is more than 90 days past due unless the Group has reasonable and supportable information to demonstrate that a more lagging default criterion is more appropriate.

(iii)	Credit-impaired financial assets
A financial asset is credit-impaired when one or more events that have a detrimental impact on the estimated future cash flows of that financial asset have occurred. Evidence that a financial asset is credit-impaired includes observable data about the following events:

(a)	significant financial difficulty of the issuer or the borrower;

(b)	a breach of contract, such as a default or past due event;

(c)
the lender(s) of the borrower, for economic or contractual reasons relating to the borrower’s financial difficulty, having granted to the borrower a concession(s) that the lender(s) would not otherwise consider; or

(d)	it is becoming probable that the borrower will enter bankruptcy or other financial reorganization.

(iv)	Write-off policy
The Group writes off a financial asset when there is information indicating that the counterparty is in severe financial difficulty and there is no realistic prospect of recovery, for example, when the counterparty has been placed under liquidation or has entered into bankruptcy proceedings, or in the case of accounts receivable, when the amounts are over 3 years past due, whichever occurs sooner. Financial assets written off may still be subject to enforcement activities under the Group’s recovery procedures, taking into account legal advice where appropriate. A write-off
constitutes a derecognition event. Any subsequent recoveries are recognized in profit or loss and are included in “other gains and losses, net”.

(v)	Measurement and recognition of ECL
The measurement of ECL is a function of the probability of default, loss given default (i.e. the magnitude of the loss if there is a default) and the exposure at default. The assessment of the probability of default and loss given default is based on historical data and forward-looking information. Estimation of ECL reflects an unbiased and probability-weighted amount that is determined with the respective risks of default occurring as the weights. The Group uses a practical expedient in estimating ECL on commission receivables from insurance brokerage using a provision matrix taking into consideration historical credit loss experience, adjusted for forward looking information that is available without undue cost or effort.
Generally, the ECL is the difference between all contractual cash flows that are due to the Group in accordance with the contract and the cash flows that the Group expects to receive, discounted at the effective interest rate determined at initial recognition.
Lifetime ECL for certain commission receivables from insurance brokerage are considered on a collective basis taking into consideration past due information and relevant credit information such as forward looking macroeconomic information, including the recent local unemployment rate.
For collective assessment, the Group takes into consideration the following characteristics when formulating the grouping:

•	Past-due status;

•	Nature, size and industry of debtors; and

•	External credit ratings where available.
The grouping is regularly reviewed by management to ensure the constituents of each group continue to share similar credit risk characteristics.
Interest income is calculated based on the gross carrying amount of the financial asset unless the financial asset is credit-impaired, in which case interest income is calculated based on amortized cost of the financial asset.

The Group recognizes an impairment gain or loss in profit or loss for all financial instruments by adjusting their carrying amount, with the exception of accounts receivable where the corresponding adjustment is recognized through a loss allowance account.
Derecognition of financial assets
The Group derecognizes a financial asset only when the contractual rights to the cash flows from the asset expire, or when it transfers the financial asset and substantially all the risks and rewards of ownership of the asset to another entity.
On derecognition of a financial asset measured at amortized cost, the difference between the asset’s carrying amount and the sum of the consideration received and receivable is recognized in profit or loss.
Financial liabilities and equity
The Group’s financial liabilities include clients’ monies held on trust, accounts and other payable and amounts due to AMTD Group and fellow subsidiaries.
Classification as debt or equity
Debt and equity instruments are classified as either financial liabilities or as equity in accordance with the substance of the contractual arrangements and the definitions of a financial liability and an equity instrument.
Equity instruments
An equity instrument is any contract that evidences a residual interest in the assets of an entity after deducting all of its liabilities. Equity instruments issued by the Company are recognized at the proceeds received, net of direct issue costs.
Financial liabilities at amortized cost
Financial liabilities including amounts due to AMTD Group and fellow subsidiaries, clients’ monies held on trust, accounts payable and other payables are subsequently measured at amortized cost, using the effective interest method.

Derecognition of financial liabilities
The Group derecognizes financial liabilities when, and only when, the Group’s obligations are discharged, canceled or have expired. The difference between the carrying amount of the financial liability derecognized and the consideration paid and payable is recognized in profit or loss.
Derivative financial instruments
Derivatives are initially recognized at fair value at the date when derivative contracts are entered into and are subsequently remeasured to their fair value at the end of the reporting period. The resulting gain or loss is recognized in profit or loss.
Offsetting a financial asset and a financial liability
A financial asset and a financial liability are offset and the net amount is presented in the consolidated statement of financial position when, and only when, the Group currently has a legally enforceable right to set off the recognized amounts; and intends either to settle on a net basis, or to realize the asset and settle the liability simultaneously.

(o)	Cash and cash equivalents
Cash and cash equivalents represented cash and bank balances which carry interest at prevailing market interest rate.

(p)	Fiduciary bank balances
The fiduciary bank balances are in relation to the money deposited by clients in the course of the conduct of the regulated activities under insurance brokerage business. These clients’ monies are maintained in segregated bank accounts. The Group acts as an agent in placing the insurable risks of their clients with insurers and, as such, generally is not entitled to the premiums or liable for claims arising from such transactions. Other than the commissions earned on the transaction which is recognized as revenue of the Group, the Group does not recognize other amounts received from clients in its profit or loss. The clients’ money is recognized in fiduciary bank balances and a corresponding deposit liability is established in favor of the insurer or the policyholder and recognized on the consolidated statements of financial position as clients’ monies held on trust. However, the Group does not have a currently enforceable right to offset those payables with the deposits placed and the Group is entitled to retain the interest income on any cash balances arising from these transactions.